OTHER INCOME	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Other Income
OTHER INCOME

11. OTHER INCOME

During the year ended October 31, 2022, the Company fell victim to a cyber-scam that resulted in the Company making an inappropriate payment of $166,150.

During the six months ended April 30, 2023, the Company has filed an insurance claim and received an indemnity of CAD$217,943 ($159,324) in relation to the cyber-scam.

14. OTHER LOSS

During the year ended October 31, 2022, the Company fell victim to a cyber-scam that resulted in the Company making an inappropriate payment of $166,150. The Company is in the process of filing an insurance claim, however, at this time it is unknown as to whether the amount can be recovered.